Minimum Lease Payment under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 1,539
2016	1,372
2017	100
2018	100
2019 and thereafter	100
Total	$ 3,211